Interim Consolidated Balance Sheets (Parentheticals) - $ / shares	Jun. 30, 2025	Dec. 31, 2024
Statement of Financial Position [Abstract]
Ordinary shares of par value (in Dollars per share)
Ordinary shares, authorized	362,116,800	362,116,800
Ordinary shares, issued	85,043,199	70,380,570
Ordinary shares, outstanding	85,043,199	70,380,570